Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	As of	As of
	December 31, 2018	December 31, 2017
Land use rights	$8,731,398	$9,228,119
Trademarks	13,718	9,802
Patents	7,365	5,782
Total	8,752,481	9,243,703
Less: accumulated amortization	(594,565)	(446,122)
Intangible assets, net	$8,157,916	$8,797,581

Schedule of estimated future amortization expense of intangible assets
Periods ending December 31,	Amortization expense

2019	$176,191
2020	176,191
2021	175,991
2022	175,766
2023	175,331
Thereafter	7,278,446
$8,157,916